Segment information	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Segment information

Note 14 – Segment information

The Company follows ASC 280, Segment Reporting, which requires companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company’s chief operating decision-makers (i.e., the Company’s chief executive officer and her direct reports, including the Company’s chief financial officer) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues, cost of revenues, and gross profit by business lines for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results and plans for levels or components below the consolidated unit level. In addition, all of the Company’s revenues are derived solely from the PRC. Based on qualitative and quantitative criteria established by ASC 280, the Company considers itself to be operating within one reportable segment.

Disaggregated information of revenues, cost of revenues and gross profit by business lines are as follows:

	For the Fiscal Years ended September 30,
	2024	2023	2022

Revenue - projects	$7,467,346	$8,792,782	$6,894,587
Revenue - products	7,748,444	6,150,640	4,166,388
Revenue - services	308,469	365,943	257,090
Total revenues	$15,524,259	$15,309,365	$11,318,065

	For the Fiscal Years ended September 30,
	2024	2023	2022

Cost of revenue – projects	$5,697,177	$6,639,072	$6,209,976
Cost of revenue – products	6,659,702	5,245,587	3,475,607
Cost of revenue – services	283,105	337,003	215,375
Total cost of revenues	$12,639,984	$12,221,662	$9,900,958

	For the Fiscal Years ended September 30,
	2024	2023	2022

Gross profit - projects	$1,770,169	$2,153,710	$684,611
Gross profit - products	1,088,742	905,053	690,781
Gross profit - services	25,364	28,940	41,715
Total gross profit	$2,884,275	$3,087,703	$1,417,107